Loan Granted	12 Months Ended
Dec. 31, 2025
Loan Granted [Abstract]
LOAN GRANTED

NOTE 6 – LOAN GRANTED

On November 1, 2025, the Company entered into an unsecured promissory note agreement with a third party, pursuant to which the Company advanced an aggregate principal amount of $2,351, bearing simple interest at a rate of 12% per annum. The outstanding principal and accrued interest are due on October 30, 2026. The note represents a senior unsecured obligation of the borrower and ranks pari passu with its other unsubordinated unsecured indebtedness.